UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07083

Name of Fund: BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 139.9%
Corporate — 17.9%
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$4,350	$4,876,655
County of Pima Arizona IDA, RB, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	1,000	1,094,750
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 9/01/29	1,000	1,036,330
Salt Verde Financial Corp., RB, Senior:
5.50%, 12/01/29	2,000	2,407,060
5.00%, 12/01/37	2,500	2,785,950

		12,200,745
County/City/Special District/School District — 34.3%
City of Tucson Arizona, COP, (AGC), 5.00%, 7/01/29	1,000	1,104,700
County of Maricopa Arizona Community College District, GO, Series C, 3.00%, 7/01/22	1,000	1,045,690
County of Maricopa Arizona School District No. 28 Kyrene Elementary, GO, School Improvement Project of 2010, Series B (a):
5.50%, 7/01/29	480	577,685
5.50%, 7/01/30	400	478,636
County of Maricopa Arizona Unified School District No. 89 Dysart, GO, School Improvement Project of 2006, Series C, 6.00%, 7/01/28	1,000	1,133,640
County of Maricopa Unified School District No 11-Peoria, GO, 5.00%, 7/01/35	1,250	1,432,437
County of Mohave Arizona Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	1,000	1,128,260
County of Pinal Arizona, RB, 5.00%, 8/01/33	500	571,080

Municipal Bonds	Par (000)	Value
Arizona (continued)
County/City/Special District/School District (continued)
County of Yuma Arizona Library District, GO, (Syncora), 5.00%, 7/01/26	$500	$536,835
Gilbert Public Facilities Municipal Property Corp., RB, 5.50%, 7/01/27	2,000	2,255,340
Gladden Farms Community Facilities District, GO, 5.50%, 7/15/31	750	754,905
Greater Arizona Development Authority, RB, Santa Cruz County Jail, Series 2, 5.25%, 8/01/31	1,155	1,259,054
Marana Municipal Property Corp., RB, Series A, 5.00%, 7/01/28	2,500	2,727,125
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT, 5.00%, 7/01/38	3,600	3,867,588
Town of Buckeye Arizona, RB, 5.00%, 7/01/43	4,000	4,443,320

		23,316,295
Education — 25.3%
Arizona Board of Regents, COP, Refunding, University of Arizona, Series C, 5.00%, 6/01/30	2,595	2,909,592
Arizona State University, RB, Series C (b):
6.00%, 7/01/18	970	1,100,737
6.00%, 7/01/18	745	845,411
6.00%, 7/01/18	425	482,281
6.00%, 7/01/18	400	453,912
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.63%, 7/01/33	500	555,980
Great Hearts Academies — Veritas Project, 6.30%, 7/01/42	500	528,320
Great Hearts Academies Project, Series A, 5.00%, 7/01/44 (c)	2,000	2,015,260
Legacy Traditional Schools Project, Series A, 6.75%, 7/01/44 (c)	440	491,137
City of Phoenix Arizona IDA, Refunding RB (c):
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/45	1,000	992,280
Legacy Traditional School Projects, 5.00%, 7/01/45	500	477,655

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Municipal Bonds	Par (000)	Value
Arizona (continued)
Education (continued)
County of Pima Arizona IDA, Refunding RB, Arizona Charter Schools Project, Series O, 5.00%, 7/01/26	$915	$916,784
Northern Arizona University, RB, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	3,000	3,333,210
Student & Academic Services LLC, RB, 5.00%, 6/01/39	1,400	1,568,868
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	500	536,425

		17,207,852
Health — 16.9%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2 (AGM), 5.00%, 3/01/41	500	544,060
Arizona Health Facilities Authority, Refunding RB:
Banner Health, Series D, 5.50%, 1/01/38	4,800	5,142,096
Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	1,000	1,054,210
City of Tempe Arizona IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	540,310
County of Maricopa Arizona IDA, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	170	191,430
County of Maricopa Arizona IDA, Refunding RB, Samaritan Health Services, Series A (NPFGC), 7.00%, 12/01/16 (d)	1,000	1,019,060
County of Yavapai IDA, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,159,370
University Medical Center Corp., RB, 6.50%, 7/01/19 (b)	500	596,630

Municipal Bonds	Par (000)	Value
Arizona (continued)
Health (continued)
University Medical Center Corp., Refunding RB, 6.00%, 7/01/21 (b)	$1,000	$1,245,560

		11,492,726
Housing — 0.5%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, AMT (Fannie Mae):
Series A-1, 5.75%, 5/01/40	30	32,104
Series A-2, 5.80%, 7/01/40	35	36,562
City of Phoenix & County of Pima Arizona IDA, RB, S/F Housing, Series 1A, AMT (Fannie Mae), 5.65%, 7/01/39	154	154,079
City of Phoenix & County of Pima Arizona IDA, Refunding RB, S/F Housing, AMT (Fannie Mae):
Series 1, 5.25%, 8/01/38	11	10,739
Series 2, 5.50%, 12/01/38	39	40,701
County of Maricopa Arizona IDA, RB, S/F Housing, Series 3-B, AMT (Ginnie Mae), 5.25%, 8/01/38	50	50,013

		324,198
State — 14.7%
Arizona Department of Transportation State Highway Fund, RB, Series B, 5.00%, 7/01/18 (b)	4,000	4,441,680
Arizona School Facilities Board, COP (b):
5.13%, 9/01/18	1,000	1,120,020
5.75%, 9/01/18	2,000	2,275,000
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 7/01/29	1,930	2,164,572

		10,001,272
Transportation — 4.4%
City of Phoenix Arizona Civic Improvement Corp., RB, Senior Lien, Series A, AMT, 5.00%, 7/01/33	1,000	1,087,530

2	BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Municipal Bonds	Par (000)	Value
Arizona (continued)
Transportation (continued)
City of Phoenix Arizona Civic Improvement Corp., Refunding RB:
Junior Lien, Series A, 5.00%, 7/01/40	$1,000	$1,100,890
Senior Lien, AMT, 5.00%, 7/01/32	700	777,518

		2,965,938
Utilities — 25.9%
City of Lake Havasu City AZ Wastewater System Revenue, RB, Series B, 5.00%, 7/01/40	3,500	3,896,970
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/22	2,000	2,245,020
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/18 (b)	2,000	2,307,200
County of Pinal Arizona, Refunding RB, Electric District No. 3, 5.25%, 7/01/36	2,500	2,754,150
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	510,090
Gilbert Water Resource Municipal Property Corp., RB, Subordinate Lien (NPFGC), 5.00%, 10/01/29	900	958,797
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/30	45	45,141
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/24	1,000	1,089,910
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A:
5.00%, 1/01/16 (b)	1,500	1,512,180

Municipal Bonds	Par (000)	Value
Arizona (continued)
Utilities (continued)
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A (continued):
5.00%, 12/01/41	$2,000	$2,298,680

		17,618,138
Total Municipal Bonds in Arizona		95,127,164

Guam — 3.1%
State — 3.1%
Territory of Guam, RB, Business Privilege Tax:
Bonds, Series A, 5.25%, 1/01/36	65	71,222
Bonds, Series A, 5.13%, 1/01/42	800	863,240
Bonds, Series B-1, 5.00%, 1/01/37	80	86,143
Series B-1, 5.00%, 1/01/42	1,000	1,068,800
Total Municipal Bonds in Guam		2,089,405
Total Municipal Bonds — 143.0%		97,216,569

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 11.0%
Utilities — 11.0%
City of Mesa Arizona, RB, Utility System, 5.00%, 7/01/35	3,000	3,423,390
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	3,000	3,339,960
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	660	708,965

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 11.0%		7,472,315
Total Long-Term Investments (Cost — $96,809,549) — 154.0%		104,688,884

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.02% (f)(g)	2,553,014	$2,553,014

Total Short-Term Securities (Cost — $2,553,014) — 3.8%		2,553,014

Value
Total Investments (Cost — $99,362,563*) — 157.8%	$107,241,898
Other Assets Less Liabilities — 2.0%	1,353,642
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.9)%	(3,330,371)
VRDP Shares, at Liquidation Value — (54.9)%	(37,300,000)

Net Assets Applicable to Common Shares — 100.0%	$67,965,169

*	As of October 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$96,022,182

Gross unrealized appreciation	$7,941,776
Gross unrealized depreciation	(52,060)

Net unrealized appreciation	$7,889,716

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
FFI Institutional Tax-Exempt Fund	1,074,105	1,478,909	2,553,014	$59

(g)	Represents the current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4	BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(5)	5-Year U.S. Treasury Note	December 2015	$598,867	$7,103
(5)	10-Year U.S. Treasury Note	December 2015	$638,438	10,463
(3)	Long U.S. Treasury Bond	December 2015	$469,312	5,355
Total				$22,921

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investements[1]	—	$104,688,884	—	$104,688,884
Short-Term Investments	$2,553,014	—	—	2,553,014

Total	$2,553,014	$104,688,884	—	$107,241,898

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$22,921	—	—	$22,921
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

6	BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$22,000	—	—	$22,000
Liabilities:
TOB Trust Certificates	—	$(3,330,000)	—	(3,330,000)
VRDP Shares	—	(37,300,000)	—	(37,300,000)

Total	$22,000	$(40,630,000)	—	$(40,608,000)

During the period ended October 31, 2015, there were no transfers between levels.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2015	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Arizona Fund, Inc.

Date: December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Arizona Fund, Inc.

Date: December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Arizona Fund, Inc.

Date: December 22, 2015